Stock-Based Compensation	12 Months Ended
Jun. 30, 2023
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 4 – Stock-Based Compensation

Restricted Stock Awards

During the six months ended June 30, 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred compensation of $1,372,435 for the value of the shares in excess of the purchase price paid by the advisors. The deferred compensation will be expensed as consulting expense in the consolidated statements of operation over the service period. For each of the years ended June 30, 2023 and 2022, $662,464 has been amortized in the consolidated statements of operations, and $11,034 is presented as part of the current portion of deferred compensation on the consolidated balance sheets at June 30, 2023.

In March 2022, the Company signed an agreement to issue 150,000 shares of common stock valued at $300,000 to a consultant for providing consulting services to the Company for eighteen months. Related to these issuances, the Company has recorded deferred compensation of $300,00 which will be expensed as consulting expense in the consolidated statements of operation over the eighteen months. For the year ended June 30, 2023, $258,000 has been amortized in the consolidated statements of operations and $42,000 is presented as part of the current portion of deferred compensation on the consolidated balance sheet at June 30, 2023.

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2021
Granted	691,232	$1.90
Vested	(346,806)	$1.90
Forfeited	-	-
Outstanding at June 30, 2022	344,426	$1.90
Granted	150,000	$2.00
Vested	(419,133)	$1.92
Forfeited	-	-
Outstanding at June 30, 2023	75,293	$1.97

Stock Options

In July 2021, the Company issued an option to purchase 10,000 shares of common stock to a director at a price of $2.00 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.

In December 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years.

In February 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years. On February 1, 2022, the Company entered into a consulting advisory agreement which grants 2,500 options with every patent filing. On February 4, 2022, the advisor was granted 2,500 options with an exercise price of $2.00 and an expiration date of ten years.

In April 2022, the Company issued 513,000 options to purchase common stock to employees. The options have an exercise price of $2.00 and expire in 10 years with 25% vesting after one year and the remainder scheduled to vest each quarter for three years, subject to the continued status as an employee to the Company through each vesting date.

In December 2022, the Company issued 161,000 options to purchase common stock to employees. The options have an exercise price of $2.00 or $2.10 and expire in 10 years with various vesting schedules from six months to 48 months, subject to the continued status as an employee to the Company through each vesting date.

During the three months ended March 31, 2023, the Company issued 109,750 options to purchase common stock to employees and directors. The options have an exercise price of $3.00 and expire in 10 years with various vesting schedules from 12 months to 48 months. Stock options granted to employees are subject to the continued status as an employee to the Company through each vesting date. During the three months ended March 31, 2023, the Company also issued 37,500 conditional options to purchase common stock to non-employee advisors. The options have an exercise price of $3.00 and expire in 10 years, vesting on the date when certain vesting conditions are met.

During the three months ended June 30, 2023, the Company issued 163,000 options to purchase common stock to employees. The options expire in 10 years and have an exercise price of $2.60 with immediate vesting or $3.00  with a vesting schedule of 48 months. Stock options granted to employees are subject to the continued status as an employee to the Company through each vesting date.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options for directors issued for the years ended June 30, 2023 and 2022:

	Year Ended June 30,
	2023	2022
Weighted-average fair value	$2.45	$1.48
Expected volatility	100% - 134%	100%
Expected term	5.0 years - 7.0 years	5.0 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.26% - 4.24%	1.15% - 2.41%

For the years ended June 30, 2023 and 2022, stock-based compensation expenses for options granted were $448,444 and $204,011, respectively. Unrecognized stock-based compensation expense was $1,342,964 and average expected recognition period was 1.6 years as of June 30, 2023.

The following is a schedule summarizing stock option activities for the periods presented:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	471,250	$2.68
Exercised	-	-
Expired/cancelled	(255,000)	$2.00
Outstanding at June 30, 2023	1,034,000	$2.31	$639,775
Exercisable at June 30, 2023	360,060	$2.05	$309,248

(1)	Represents the excess of the fair value on the last day of period (which was $2.90 as of June 30, 2023) over the exercise price, multiplied by the number of options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 1, 2021	-	$-	$-
Granted	817,750	$2.00
Exercised	-	-
Expired/cancelled	-	-
Outstanding at June 30, 2022	817,750	$2.00	$-
Exercisable at June 30, 2022	83,250	$2.00	$-